Non-current assets (Tables)	12 Months Ended
Dec. 31, 2020
Non-current assets held for sale
Schedule of non-current assets
The detail of Non-current assets held for sale in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Tangible assets	4,089	4,445	4,588
Of which:
Foreclosed assets	3,651	4,081	4,485
Of which property assets in Spain*	3,120	3,485	3,667
Other tangible assets held for sale	438	364	103
Other assets	—	—	13
Total	4,089	4,445	4,601
*    During 2019, the sale of real estate assets to Cerberus from foreclosures materialized, generating losses of EUR 180 million.